Related Party Transactions - Schedule Other Receivable – Related Party (Details) - Related Party [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule Other Receivable to Related Party [Line Items]
Total		$ 346,114
Nanjing Jinwang Art Purchase E-commerce Co., Ltd. [Member]
Schedule Other Receivable to Related Party [Line Items]
Relationship	It is controlled or owned by Huajun Gao and/or Aimin Kong, each a 2.6% beneficial shareholder of the Company from May 31, 2024 and 10.7% beneficial shareholder prior to May 31, 2024
Nature	Funds held in trading platform trust account entrusted with Nanjing Jinwang. The funds are unrestricted as to immediate withdrawal and use after the Company’s customers completed the necessary administrative procedures from the platform. The Company normally make withdraw monthly.
Total		$ 346,114